Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	THOR Financial Technologies Trust
Entity Central Index Key	0001924447
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000252269
Shareholder Report [Line Items]
Fund Name	THOR Index Rotation ETF
Trading Symbol	THIR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about THOR Index Rotation ETF for the period of September 23, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://thorfunds.com/etfs/thir. You can also request this information by contacting us at 1-800-974-6964.
Additional Information Phone Number	1-800-974-6964
Additional Information Website	https://thorfunds.com/etfs/thir
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
THOR Index Rotation ETF	$28	0.55%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (September 23, 2024)
THOR Index Rotation ETF - NAV	3.53%
S&P 500® Index	4.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 23, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,096,155
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 63,509
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,096,155
Number of Portfolio Holdings	2
Advisory Fee	$63,509
Portfolio Turnover	110%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Equity	99.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	48.9%
SPDR S&P 500 ETF Trust	50.1%

C000236830
Shareholder Report [Line Items]
Fund Name	THOR Equal Weight Low Volatility ETF
Trading Symbol	THLV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about THOR Equal Weight Low Volatility ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://thorfunds.com/etfs/thlv. You can also request this information by contacting us at 1-800-974-6964.
Additional Information Phone Number	1-800-974-6964
Additional Information Website	https://thorfunds.com/etfs/thlv
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
THOR Equal Weight Low Volatility ETF	$27	0.55%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (September 12, 2022)
THOR Equal Weight Low Volatility ETF - NAV	-2.89%	5.14%	5.51%
S&P 500® Index	6.11%	18.41%	18.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 91,176,955
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 226,930
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$91,176,955
Number of Portfolio Holdings	3
Advisory Fee	$226,930
Portfolio Turnover	214%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Equity	39.0%
Fixed Income	59.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Technology Select Sector SPDR Fund	18.9%
Energy Select Sector SPDR Fund	20.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	59.9%